UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Andrew Weiss
Title:    President of Weiss Capital, LLC
Address:  c/o Weiss Capital, LLC
          29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Attorney-in-Fact for Andrew Weiss
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin*        Boston, MA           February 14, 2007
-----------------------------  ---------------------  --------------------------
          [Signature]              [City, State]                [Date]

*Power of Attorney is filed herewith.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          119

Form 13F Information Table Value Total:     $ 76,131
                                          (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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        COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5              COLUMN 6    COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AMOUNT AND
                                                                   TYPE OF SECURITY                                 VOTING AUTHORITY
                                                                                                               ---------------------
                                TITLE OF                 VALUE    SHR OR                   INVESTMENT  OTHER
        NAME OF ISSUER          CLASS         CUSIP     (x$1000) PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ACQUICOR TECHNOLOGY INC         COM           00489A107  158     889     SH                SOLE                 158     0       0
AIM SELECT REAL ESTATE INCM     SHS           00888R107  1,188   19,805  SH                SOLE                 1,188   0       0
ALLIANCE NATL MUN INCOME FD     COM           01864U106  17      258     SH                SOLE                 17      0       0
ALLIANCE WORLD DLR GV FD II     COM           01879R106  16      215     SH                SOLE                 16      0       0
BLACKROCK CORE BD TR            SHS BEN INT   09249E101  22      285     SH                SOLE                 22      0       0
BLACKROCK CORPOR HI YLD FD V    COM ADDED     09255N102  8       106     SH                SOLE                 8       0       0
BLACKROCK DIVID ACHIEVRS TM     COM           09250N107  9       136     SH                SOLE                 9       0       0
BLACKROCK GLBL ENRGY & RES T    COM           09250U101  2       49      SH                SOLE                 2       0       0
BLACKROCK HIGH INCOME           SHS BEN INT   09250E107  6       16      SH                SOLE                 6       0       0
BLACKROCK INCOME TR INC         COM           09247F100  15      90      SH                SOLE                 15      0       0
BLACKROCK INSD MUN 2008 TRM     COM           09247K109  4       64      SH                SOLE                 4       0       0
BLACKROCK LTD DURATION INC T    COM SHS       09249W101  10      188     SH                SOLE                 10      0       0
BLACKROCK MUNIVEST FD INC       COM ADDED     09253R105  4       37      SH                SOLE                 4       0       0
BLACKROCK MUNYIELD INSD FD I    COM ADDED     09254E103  40      563     SH                SOLE                 40      0       0
BLACKROCK PFD INCOME STRATEG    COM ADDED     09255H105  14      283     SH                SOLE                 14      0       0
BLACKROCK STRAT DIVD ACHIEVE    COM           09249Y107  5       76      SH                SOLE                 5       0       0
CALAMOS STRATEGIC TOTL RETN     SHS BEN INT   128125101  16      246     SH                SOLE                 16      0       0
CENTRAL EUROPE AND RUSSIA FD    COM           153436100  0       15      SH                SOLE                 0       0       0
CHILE FD INC                    COM           168834109  5       80      SH                SOLE                 5       0       0
CLOUGH GLOBAL OPPORTUNITIES     SHS BEN INT   18914E106  198     3,603   SH                SOLE                 198     0       0
CLOUGH GLOBAL ALLOCATION FUN    SHS BEN INT   18913Y103  3       74      SH                SOLE                 3       0       0
CLOUGH GLOBAL EQUITY FD         COM           18914C100  16      343     SH                SOLE                 16      0       0
COHEN & STEERS DIV MJRS FDIN    COM           19248G106  0       6       SH                SOLE                 0       0       0
COHEN & STEERS PREM INC RLTY    COM           19247V104  7       194     SH                SOLE                 7       0       0
COHEN & STEERS QUALITY RLTY     COM           19247L106  8       200     SH                SOLE                 8       0       0
COHEN & STEERS REIT & PFD IN    COM           19247X100  15      470     SH                SOLE                 15      0       0
COHEN & STEERS REIT & UTIL I    COM           19247Y108  15      331     SH                SOLE                 15      0       0
COHEN & STEERS SELECT UTIL F    COM           19248A109  23      558     SH                SOLE                 23      0       0
COLD SPRING CAP INC             COM           192865103  2       11      SH                SOLE                 2       0       0
COMMUNITY BANKERS ACQUISITN     COM           20361R101  213     1,525   SH                SOLE                 213     0       0
CORNERSTONE STRATEGIC VALUE     COM           21924B104  1       4       SH                SOLE                 1       0       0
COURTSIDE ACQUISITION CORP      COM           22274N102  59      318     SH                SOLE                 59      0       0
CREDIT SUISSE HIGH YLD BND F    SHS BEN INT   22544F103  27      112     SH                SOLE                 27      0       0
CRESCENT REAL ESTATE EQUITIE    COM           225756105  6       111     SH                SOLE                 6       0       0
DREMAN/CLAYMORE DIVID & INC     COM           26153R100  0       7       SH                SOLE                 0       0       0
DREYFUS HIGH YIELD STRATEGIE    SHS BEN INT   26200S101  19      79      SH                SOLE                 19      0       0
DREYFUS STRATEGIC MUN BD FD     COM           26202F107  0       1       SH                SOLE                 0       0       0
DREYFUS STRATEGIC MUNS INC      COM           261932107  3       25      SH                SOLE                 3       0       0
DUFF & PHELPS UTIL CORP BD T    COM           26432K108  34      389     SH                SOLE                 34      0       0
DWS GLOBAL COMMODITIES STK F    COM           23338Y100  25      387     SH                SOLE                 25      0       0
DWS HIGH INCOME TR              SHS           23337C109  2       13      SH                SOLE                 2       0       0
DWS MUN INCOME TR               COM           23338M106  43      479     SH                SOLE                 43      0       0
DWS RREEF REAL ESTATE FD II     COM           23338X102  22      425     SH                SOLE                 22      0       0
DWS RREEF REAL ESTATE FD INC    COM           233384106  5       128     SH                SOLE                 5       0       0
EATON VANCE LTD DUR INCOME F    COM           27828H105  52      925     SH                SOLE                 52      0       0
EATON VANCE SR FLTNG RTE TR     COM           27828Q105  8       140     SH                SOLE                 8       0       0
ENERGY INFRASTRUCTURE ACQUI     COM ADDED     29269P109  885     8,367   SH                SOLE                 885     0       0
ENERGY SVCS ACQUISITION CORP    COM ADDED     29271Q103  113     605     SH                SOLE                 113     0       0
ENTERRA ENERGY TR TR UNIT       SHS BEN INT   29381P102  7       53      SH                SOLE                 7       0       0
EVERGREEN MANAGED INCOME FD     COM SHS       30024Y104  69      1,187   SH                SOLE                 69      0       0
EXTRA SPACE STORAGE INC         COM           30225T102  4       77      SH                SOLE                 4       0       0
FIRST TR ABERDEEN GLBL OPP F    COM SHS       337319107  0       2       SH                SOLE                 0       0       0
FIRST TR VALUE LINE 100 FD      COM SHS       33735D104  54      787     SH                SOLE                 54      0       0
FIRST TR FIDCRY ASST MNGT CO    COM           337318109  7       120     SH                SOLE                 7       0       0
GABELLI DIVD & INCOME TR        COM           36242H104  14      294     SH                SOLE                 14      0       0
GENERAL AMERN INVS INC          COM           368802104  1       26      SH                SOLE                 1       0       0
GILDAN ACTIVEWEAR INC           COM           375916103  0       2       SH                SOLE                 0       0       0
GLOBAL LOGISTICS ACQUISITION    COM           379414105  203     1,552   SH                SOLE                 203     0       0
GRUBB&ELLIS RLTY ADVISORS IN    COM           400096103  384     2,168   SH                SOLE                 384     0       0
H & Q HEALTHCARE FD             SHS BEN INT   404052102  22      364     SH                SOLE                 22      0       0
H & Q LIFE SCIENCES INVS        SHS BEN INT   404053100  23      315     SH                SOLE                 23      0       0
HARBOR ACQUISITION CORPORATI    COM           41145X107  270     1,470   SH                SOLE                 270     0       0
HD PARTNERS ACQUISITION CORP    COM           40415K100  104     761     SH                SOLE                 104     0       0
HEALTHCARE ACQUISITION CP NE    COM           42224H104  57      420     SH                SOLE                 57      0       0
INDIA GLOBALIZATION CAP INC     COM           45408X100  21      123     SH                SOLE                 21      0       0
ING PRIME RATE TR               SHS BEN INT   44977W106  1       7       SH                SOLE                 1       0       0
ISHARES INC                     MSCI AUSTRIA  464286202  0       9       SH                SOLE                 0       0       0
ISHARES INC                     MSCI TAIWAN   464286731  4       59      SH                SOLE                 4       0       0
JAPAN EQUITY FD INC             COM           471057109  9       76      SH                SOLE                 9       0       0
JDS UNIPHASE CORP               COM PAR 0.001 46612J507  0       1       SH                SOLE                 0       0       0
                                       ADDED
JK ACQUISITION CORP             COM           47759H106  164     925     SH                SOLE                 164     0       0
JOHN HANCOCK BK &THRIFT OPP     SHS BEN INT   409735107  54      540     SH                SOLE                 54      0       0
HANCOCK JOHN PFD INCOME FD I    COM           41021P103  5       121     SH                SOLE                 5       0       0
HANCOCK JOHN TAX-ADV DIV INC    COM           41013V100  34      686     SH                SOLE                 34      0       0
KOREA FD                        COM           500634100  17      580     SH                SOLE                 17      0       0
LATIN AMERN DISCOVERY FD INC    COM           51828C106  3       76      SH                SOLE                 3       0       0
LIBERTY ALL STAR EQUITY FD      SHS BEN INT   530158104  33      269     SH                SOLE                 33      0       0
LMP CAP & INCOME FD INC         COM ADDED     50208A102  14      74      SH                SOLE                 14      0       0
LMP REAL ESTATE INCOME FD IN    COM ADDED     50208C108  2       40      SH                SOLE                 2       0       0
MARATHON ACQUISITION CORP       COM ADDED     565756103  18      135     SH                SOLE                 18      0       0
MVC CAPITAL INC                 COM           553829102  0       5       SH                SOLE                 0       0       0
MEXICO EQUITY & INCOME          COM           592834105  3       66      SH                SOLE                 3       0       0
MFS INTER INCOME TR             SHS BEN INT   55273C107  1       7       SH                SOLE                 1       0       0
MFS MULTIMARKET INCOME TR       SHS BEN INT   552737108  12      73      SH                SOLE                 12      0       0
MILLENNIUM INDIA ACQS COM IN    COM ADDED     60039Q101  820     6,007   SH                SOLE                 820     0       0
MORGAN STANLEY EMER MKTS FD     COM           61744G107  1       35      SH                SOLE                 1       0       0
MORGAN STANLEY                 GOVT INCOME TR 61745P106  18      166     SH                SOLE                 18      0       0
NEUBERGER BERMAN DIV ADVANT     COM           64127J102  0       5       SH                SOLE                 0       0       0
NEUBERGER BERMAN RE ES SEC F    COM           64190A103  131     2,387   SH                SOLE                 131     0       0
NEUBERGER BERMAN RLTY INC FD    COM           64126G109  66      1,609   SH                SOLE                 66      0       0
NFJ DIVID INT & PREM STRTGY     COM SHS       65337H109  15      373     SH                SOLE                 15      0       0
NORTH AMERN INS LEADERS INC     COM           65687M104  237     1,740   SH                SOLE                 237     0       0
NUVEEN FLOATING RATE INCOME     COM           67072T108  23      306     SH                SOLE                 23      0       0
NUVEEN INSD MUN OPPORTUNITY     COM           670984103  43      625     SH                SOLE                 43      0       0
NUVEEN INSD QUALITY MUN FD I    COM           67062N103  12      168     SH                SOLE                 12      0       0
NUVEEN MUN VALUE FD INC         COM           670928100  20      207     SH                SOLE                 20      0       0
NUVEEN PFD & CONV INCOME FD     COM SHS       67073D102  4       58      SH                SOLE                 4       0       0
NUVEEN PFD & CONV INC FD        COM           67073B106  6       81      SH                SOLE                 6       0       0
NUVEEN PREM INCOME MUN FD 2     COM           67063W102  16      221     SH                SOLE                 16      0       0
OLD MUTUAL CLAYMORE LNG SHT     COM           68003N103  30      557     SH                SOLE                 30      0       0
OMEGA HEALTHCARE INVS INC       COM           681936100  3       60      SH                SOLE                 3       0       0
PETROLEUM & RES CORP            COM           716549100  22      722     SH                SOLE                 22      0       0
PIONEER FLOATING RATE TR        COM           72369J102  8       154     SH                SOLE                 8       0       0
PUTNAM MASTER INTER INCOME T    SHS BEN INT   746909100  2       15      SH                SOLE                 2       0       0
PUTNAM PREMIER INCOME TR        SHS BEN INT   746853100  2       13      SH                SOLE                 2       0       0
REVLON INC CL A                 CL A          761525500  304     390     SH                SOLE                 304     0       0
SELIGMAN QUALITY MUN FD INC     COM           816343107  18      243     SH                SOLE                 18      0       0
SUNAMERICA FOCUSE ALPHA LC F    COM           867038101  22      413     SH                SOLE                 22      0       0
TEMPLETON DRAGON FD INC         COM           88018T101  2       44      SH                SOLE                 2       0       0
TEMPLETON EMERG MKTS INCOME     COM           880192109  3       44      SH                SOLE                 3       0       0
TEMPLETON EMERGING MKTS FD I    COM           880191101  5       96      SH                SOLE                 5       0       0
WESTERN ASSET CLAYMORE US TR    SHS BEN INT   95766Q106  37      420     SH                SOLE                 37      0       0
WSTRN ASSET/CLYMRE US TR INF    COM           95766R104  25      287     SH                SOLE                 25      0       0
WESTERN ASSET EMRG MKT DEBT     COM ADDED     95766A101  48      856     SH                SOLE                 48      0       0
WESTERN ASSET EMRG MKT INCM     COM ADDED     95766E103  6       76      SH                SOLE                 6       0       0
WESTERN ASSET GLB HI INCOME     COM ADDED     95766B109  8       110     SH                SOLE                 8       0       0
WESTERN ASSET HIGH INCM FD I    COM ADDED     95766J102  29      323     SH                SOLE                 29      0       0
WESTERN ASSET INFL MGMT FD I    COM ADDED     95766U107  14      230     SH                SOLE                 14      0       0
ZWEIG TOTAL RETURN FD INC       COM           989837109  32      190     SH                SOLE                 32      0       0
